United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2013

Date of Reporting Period: Quarter ended 11/30/2012

Item 1. Schedule of Investments

Federated Municipal High Yield Advantage Fund
Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—94.8%
		Alabama—1.7%
$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.25%), 10/1/2040	$2,400,660
2,000,000		Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20% (International Paper Co.), 6/1/2025	2,074,000
500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facilities Revenue Bonds (Series 2011A), 7.50% (Redstone Village)/(Original Issue Yield: 7.625%), 1/1/2047	573,815
1,500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facility Revenue Bonds (Series 2007), 5.50% (Redstone Village)/(Original Issue Yield: 5.60%), 1/1/2043	1,504,260
835,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	956,576
2,100,000		Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical Center)/(Original Issue Yield: 6.05%), 8/1/2035	2,140,152
		TOTAL	9,649,463
		Alaska—0.5%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority, Community Provider Revenue Bonds (Series 2007C), 6.00% (Boys & Girls Home & Family Services, Inc.), 12/1/2036	310,000
2,000,000	[3,4]	Koyukuk, AK, Revenue Bonds (Series 2011), 7.75% (Tanana Chiefs Conference Health Care)/(Original Issue Yield: 8.125%), 10/1/2041	2,228,020
		TOTAL	2,538,020
		Arizona—1.8%
410,000		Apache County, AZ IDA, PCRBs (Series 2012A), 4.50% (Tucson Electric Power Co.), 3/1/2030	434,161
4,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 2003A), 6.25% (Public Service Co., NM), 1/1/2038	4,310,840
1,500,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 2009A), 7.25% (El Paso Electric Co.), 2/1/2040	1,819,800
1,385,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,594,218
2,000,000		Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,130,360
		TOTAL	10,289,379
		California—9.0%
2,500,000	[3,4]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	2,688,775
1,000,000	[3,4]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	1,080,520
1,990,000		California State Public Works Board, Lease Revenue Bonds (Series 2009I), 6.625%, 11/1/2034	2,488,475
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2038	2,906,825
2,500,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2041	2,886,450
2,500,000		California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2029	3,014,875
2,500,000		California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	3,102,350
1,170,000	[3,4]	California Statewide CDA, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2039	1,170,632
2,225,000		California Statewide CDA, Revenue Bonds (Series 2012A), 5.00% (Kaiser Permanente), 04/01/2042	2,584,916
2,000,000		Chula Vista, CA, COP, 5.50% (Original Issue Yield: 5.88%), 3/1/2033	2,229,740
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.00% (California State), 6/1/2045	2,109,600
530,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	491,967
6,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 5.125% (Original Issue Yield: 5.27%), 6/1/2047	5,041,800
2,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Water System Revenue Bonds (Series 2012B), 5.00%, 7/1/2043	2,371,340
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	3,692,325
980,000		Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	994,377
500,000		Poway, CA United School District, Special Tax Bonds (Series 2012), 5.00% (Community Facilities District No. 6 (4S Ranch)), 9/1/2033	552,350
2,000,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010D), 6.00% (Desert Communities Redevelopment Project Area)/(Original Issue Yield: 6.02%), 10/1/2037	2,023,460

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,500,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010E), 6.50% (Interstate 215 Corridor Redevelopment Project Area)/(Original Issue Yield: 6.53%), 10/1/2040	$1,704,630
349,000	[1]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	175,673
1,250,000		San Buenaventura, CA, Revenue Bonds (Series 2011), 8.00% (Community Memorial Health System), 12/1/2031	1,635,962
1,000,000		San Diego, CA Public Facilities Authority, Lease Revenue Refunding Bonds (Series 2010A), 5.25% (San Diego, CA)/(Original Issue Yield: 5.37%), 3/1/2040	1,105,710
1,000,000		San Francisco, CA City & County Redevelopment Finance Agency, Tax Allocation Bonds (Series 2011C), 6.75% (Mission Bay North Redevelopment)/(Original Issue Yield: 6.86%), 8/1/2041	1,212,490
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-1), 6.25%, 3/1/2034	2,458,800
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	729,490
		TOTAL	50,453,532
		Colorado—4.6%
2,000,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	2,034,360
536,000		Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125%, 12/1/2035	487,299
760,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.70% (Windsor Charter Academy)/(Original Issue Yield: 5.70%), 5/1/2037	769,120
810,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.75% (Northeast Academy Charter School), 5/15/2037	617,001
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Monument Academy Charter School), 10/1/2037	1,040,670
1,610,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.125% (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028	1,640,027
800,000		Colorado Health Facilities Authority, Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30% (Volunteers of America Care Facilities), 7/1/2037	794,528
1,100,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2010A), 6.25% (Total Longterm Care National Obligated Group), 11/15/2040	1,259,995
2,000,000		Colorado Springs Urban Renewal Authority, Tax Increment Revenue Bonds (Series 2007), 7.00% (University Village Colorado), 12/1/2029	1,360,140
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	1,090,590
1,540,000		Denver, CO City & County Department of Aviation, Airport System Revenue Bonds (Series 2011A), 5.25% (Original Issue Yield: 5.35%), 11/15/2022	1,897,834
450,000		Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series 2006B), 5.25%, 5/1/2020	452,970
750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.00%, 5/1/2027	792,810
1,000,000		Granby Ranch, CO Metropolitan District, LT GO Bonds (Series 2006), 6.75%, 12/1/2036	1,016,500
500,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds (Series 2006), 7.00% (United States Treasury PRF 12/1/2013@102), 12/1/2036	541,760
1,000,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds, 7.875% (United States Treasury PRF 12/1/2013@102), 12/1/2033	1,091,990
2,235,000		Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035	2,239,828
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	2,688,960
1,500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.18%), 12/1/2034	1,699,935
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.75%, 12/1/2039	2,135,220
		TOTAL	25,651,537
		Connecticut—0.2%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	1,086,850
		Delaware—0.4%
1,905,000		Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,168,214
		District Of Columbia—0.4%
2,000,000		District of Columbia Revenue, Revenue Bonds (Series 2012A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2042	2,094,600
		Florida—4.9%
3,000,000		Alachua County, FL, IDRB (Series 2007A), 5.875% (North Florida Retirement Village, Inc,), 11/15/2042	3,008,850
1,380,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A), 5.35%, 5/1/2036	1,104,166

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$109,219	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	$21,832
785,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.45%, 5/1/2036	801,501
5,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 7.04% (Original Issue Yield: 7.087%), 11/1/2014	4,935
1,000,000		Greater Orlando, FL Aviation Authority, Special Purpose Airport Facilities Revenue Bonds (Series 2005), 6.50% (Jet Blue Airways Corp.)/(Original Issue Yield: 6.811%), 11/15/2036	1,009,550
910,000		Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034	931,321
2,000,000		Lee County, FL IDA, Healthcare Facilities Refunding Revenue Bonds (Series 2012), 6.50% (Cypress Cove at Healthpark), 10/1/2047	2,156,500
2,000,000		Martin County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2012), 5.50% (Martin Memorial Medical Center)/(Original Issue Yield: 5.53%), 11/15/2042	2,249,620
500,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 5.00% (Mt. Sinai Medical Center, FL), 11/15/2029	563,830
1,000,000		Miami-Dade County, FL Water & Sewer Authority, Water & Sewer System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.05%), 10/1/2034	1,154,550
1,000,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.30%), 5/1/2037	1,022,380
600,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	601,956
2,000,000	[3,4]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	2,031,700
1,405,000		Pinellas County, FL Educational Facilities Authority, Revenue Bonds (Series 2011A), 7.125% (Pinellas Preparatory Academy), 9/15/2041	1,636,094
690.000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	704,035
310,000	[1,2]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	152,334
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.25% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.30%), 4/1/2039	1,169,860
1,200,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,246,488
1,540,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,541,140
465,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2), 6.55%, 5/1/2040	214,044
155,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.55%, 5/1/2040	2
15,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.55%, 5/1/2040	8,141
200,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-1), 6.55%, 5/1/2027	198,624
55,000	[5]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00% (Step Coupon 5/1/2017@6.61%), 5/1/2039	39,468
135,000	[5]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019@6.61%), 5/1/2040	77,775
70,000	[5]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022@ 6.61%), 5/1/2040	29,667
930,000		Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006A), 5.40%, 5/1/2037	560,185
730,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	739,928
1,630,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2025	1,737,482
465,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	486,102
		TOTAL	27,204,060
		Georgia—1.7%
500,000		Atlanta, GA Airport General Revenue, Revenue Bonds (Series 2012C), 5.00%, 1/1/2037	564,155
4,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (Original Issue Yield: 6.38%), 11/1/2039	4,903,400
770,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	843,396
1,600,000		Augusta, GA HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	1,600,432
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	751,035
1,000,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.25% (Spring Harbor at Green Island), 7/1/2037	1,015,200
		TOTAL	9,677,618

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Guam—0.6%
$500,000		Guam Government, LO (Section 30) Bonds (Series 2009A), 5.75% (Original Issue Yield: 6.00%), 12/1/2034	$572,005
1,000,000		Guam Government, GO Bonds (Series 2009A), 7.00% (Original Issue Yield: 7.18%), 11/15/2039	1,138,000
1,000,000		Guam Government, UT GO Bonds (Series 2007A), 5.25% (Original Issue Yield: 5.45%), 11/15/2037	1,023,830
500,000		Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	569,480
		TOTAL	3,303,315
		Hawaii—1.2%
3,660,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	4,326,706
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(United States Treasury PRF 11/15/2013@100)/(Original Issue Yield: 8.175%), 11/15/2033	1,093,160
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Bonds (Series A), 9.00% (15 Craigside)/(Original Issue Yield: 9.15%), 11/15/2044	1,222,080
		TOTAL	6,641,946
		Illinois—4.5%
1,750,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75% (Original Issue Yield: 5.94%), 1/1/2039	2,111,357
2,500,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041	3,274,975
415,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	417,959
1,500,000		Illinois Finance Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2011A), 7.125% (Uno Charter School Network, Inc.), 10/1/2041	1,766,670
1,000,000		Illinois Finance Authority, MFH Revenue Bonds (Series 2007), 6.10% (Dekalb Supportive Living Facility), 12/1/2041	1,007,450
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	1,011,890
1,250,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	1,058,400
1,500,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035	1,548,885
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2010), 7.25% (Friendship Village of Schaumburg)/(Original Issue Yield: 7.375%), 2/15/2045	1,122,140
489,189	[1,2]	Illinois Finance Authority, Revenue Bonds (Series 2010B) (Clare at Water Tower)/(Original Issue Yield: 5.00%), 5/15/2050	9,833
2,000,000		Illinois Finance Authority, Revenue Bonds (Series 2012), 5.625% (Lutheran Home and Services Obligated Group), 5/15/2042	2,075,680
1,253,288	[1,2]	Illinois Finance Authority, Revenue Bonds {Series 2010A}, 6.125% (Clare at Water Tower), 5/15/2041	25,191
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	1,063,530
1,000,000		Illinois Finance Authority, Water Facilities Revenue Bonds (Series 2009), 5.25% (American Water Capital Corp.), 10/1/2039	1,080,270
2,250,000		Illinois State, UT GO Bonds (Series 2006), 5.00%, 1/1/2027	2,432,025
465,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	544,171
1,000,000		Quad Cities, IL Regional EDA, MFH Revenue Bonds (Series 2006), 6.00% (Heritage Woods of Moline SLF), 12/1/2041	978,490
1,600,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.10%), 6/1/2028	1,968,688
1,500,000		Will-Kankakee, IL Regional Development Authority, MFH Revenue Bonds (Series 2007), 7.00% (Senior Estates Supportive Living), 12/1/2042	1,577,745
		TOTAL	25,075,349
		Indiana—2.3%
1,250,000		Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.20%), 11/15/2042	1,358,150
1,000,000		Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.30%), 11/15/2047	1,082,610
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	1,000,210
1,305,000		Indiana State Finance Authority (Environmental Improvement Bonds), Revenue Refunding Bonds (Series 2010), 6.00% (United States Steel Corp.), 12/1/2026	1,347,099
1,335,000		Indiana State Finance Authority, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.)/(Original Issue Yield: 5.05%), 6/1/2039	1,415,821
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 2003), 5.70% (Northern Indiana Public Service Company)/(AMBAC INS), 7/1/2017	1,147,420
2,000,000		Rockport, IN, Revenue Refunding Bonds (Series 2012-A), 7.00% (AK Steel Corp.), 6/1/2028	2,119,000
1,000,000		South Bend, IN, EDRBs (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	1,000,450

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$1,153,630	[1,2]	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	$138,540
2,000,000		Vigo County, IN Hospital Authority, Hospital Revenue Bond (Series 2007), 5.80% (Union Hospital)/(Original Issue Yield: 5.82%), 9/1/2047	2,092,740
		TOTAL	12,702,040
		Iowa—0.8%
3,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2012), 4.75% (Alcoa, Inc.), 8/1/2042	3,144,450
1,715,000		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.50% (Deerfield Retirement Community, Inc.), 11/15/2037	1,504,552
		TOTAL	4,649,002
		Kansas—1.4%
2,000,000		Kansas State Development Finance Authority, Revenue Bonds, 5.75% (Adventist Health System/Sunbelt Obligated Group)/(Original Issue Yield: 5.95%), 11/15/2038	2,381,800
535,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project), 8/1/2014	535,262
1,000,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 2007), 5.50% (Farrar Corp. Project)/(Original Issue Yield: 5.55%), 8/1/2021	957,050
2,015,000		Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021	1,981,995
2,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus, Inc.), 11/15/2038	2,065,180
65,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage Program COL), 6/1/2029	65,005
		TOTAL	7,986,292
		Kentucky—0.6%
1,990,000		Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	1,992,030
1,250,000		Kentucky EDFA, Revenue Bonds (Series 2011A), 7.375% (Miralea)/(Original Issue Yield: 7.40%), 5/15/2046	1,454,337
		TOTAL	3,446,367
		Louisiana—2.1%
1,000,000		DeSoto Parish, LA Environmental Improvement Authority, Revenue Bonds, Series A, 5.00% (International Paper Co.), 11/1/2018	1,062,050
1,500,000		Jefferson Parish, LA Hospital Service District No. 1, Hospital Revenue Refunding Bonds (Series 2011A), 6.00% (West Jefferson Medical Center)/(Original Issue Yield: 6.05%), 1/1/2039	1,722,210
981,000	[1,2]	Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	392,645
1,000,000		Louisiana Public Facilities Authority, 6.50% (Ochsner Clinic Foundation)/(Original Issue Yield: 6.65%), 5/15/2037	1,222,900
3,000,000		Louisiana Public Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Entergy Gulf States Louisiana LLC), 9/1/2028	3,271,860
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006C), 6.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 6.33%), 6/1/2025	2,473,400
1,175,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	1,304,356
		TOTAL	11,449,421
		Maine—0.3%
1,335,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (MaineGeneral Medical Center), 7/1/2032	1,732,630
		Maryland—1.6%
1,555,000		Baltimore, MD, Special Obligation Revenue Bonds (Series 2008A), 7.00% (East Baltimore Research Park), 9/1/2038	1,692,462
1,060,000		Maryland State Economic Development Corp., Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	1,168,427
2,385,000		Maryland State Economic Development Corp., Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	2,722,883
395,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	396,853
1,100,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	1,076,229
1,000,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012), 5.00% (Mercy Medical Center), 7/1/2031	1,123,830
500,000		Maryland State IDFA, EDRBs (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	525,180
		TOTAL	8,705,864

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—1.3%
$1,063,562		Massachusetts Development Finance Agency, Revenue Bonds (Series 2011 A-1), 6.25% (Linden Ponds, Inc.), 11/15/2046	$787,025
56,460		Massachusetts Development Finance Agency, Revenue Bonds (Series 2011 A-2), 5.50% (Linden Ponds, Inc.), 11/15/2046	35,807
280,825	[5]	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011B), 0.00% (Linden Ponds, Inc.), 11/15/2056	1,488
2,000,000		Massachusetts Development Finance Agency, Revenue Bonds (Series 2011I), 7.25% (Tufts Medical Center), 1/1/2032	2,569,720
500,000	[3,4]	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (Series 2009A), 7.75% (The Groves in Lincoln)/(Original Issue Yield: 7.90%), 6/1/2039	235,000
1,000,000	[3,4]	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (Series 2009A), 7.875% (The Groves in Lincoln)/(Original Issue Yield: 8.00%), 6/1/2044	470,000
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1998D), 5.25% (Jordan Hospital)/(Original Issue Yield: 5.53%), 10/1/2023	2,001,940
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	1,017,770
		TOTAL	7,118,750
		Michigan—4.3%
1,000,000		Dearborn, MI EDC, Revenue Refunding Bonds, 7.125% (Henry Ford Village)/(Original Issue Yield: 7.25%), 11/15/2043	1,060,370
1,000,000		Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2028	1,178,300
1,000,000		Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2031	1,169,290
1,500,000		Detroit, MI Sewage Disposal System, Revenue Refunding Senior Lien Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.30%), 7/1/2039	1,670,775
4,000,000		Detroit, MI Water Supply System, Second Lien Refunding Revenue Bonds (Series 2006C), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2033	4,235,040
1,000,000		Iron River, MI Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2008), 6.50% (Iron County Community Hospitals, Inc.)/(Original Issue Yield: 6.61%), 5/15/2033	1,037,520
2,500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	2,638,050
1,250,000		Kentwood, MI Public Economic Development Corp., LT Refunding Revenue Bonds (Series 2012), 5.625% (Holland Home Obligated Group)/(Original Issue Yield: 5.65%), 11/15/2041	1,321,300
3,165,000		Michigan State HFA, Refunding Revenue Bonds, 5.75% (Henry Ford Health System, MI)/(Original Issue Yield: 6.00%), 11/15/2039	3,703,556
5,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00% (Original Issue Yield: 6.25%), 6/1/2048	4,534,150
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	1,474,335
		TOTAL	24,022,686
		Minnesota—2.3%
1,000,000		Baytown Township, MN, Lease Revenue Bonds (Series 2008A), 7.00% (St. Croix Preparatory Academy)/(Original Issue Yield: 7.05%), 8/1/2038	1,073,810
2,000,000		Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2012), 6.00% (St. Luke's Hospital of Duluth Obligated Group), 6/15/2039	2,159,700
1,300,000		Meeker County, MN, Gross Revenue Hospital Facilities Bonds (Series 2007), 5.75% (Meeker County Memorial Hospital), 11/1/2037	1,395,238
1,000,000		Pine City, MN Lease Revenue, Lease Revenue Bonds (Series 2006A), 6.25% (Lakes International Language Academy), 5/1/2035	1,030,250
500,000		Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033	519,695
800,000		St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 6.75% (Achieve Language Academy), 12/1/2022	809,064
1,000,000		St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00% (Achieve Language Academy), 12/1/2032	1,011,280
1,815,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.00% (Bluffview Montessori School Project), 11/1/2027	1,842,969
2,920,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.15% (Bluffview Montessori School Project), 11/1/2037	2,958,632
		TOTAL	12,800,638
		Mississippi—0.2%
945,000		Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	1,053,770
		Missouri—1.7%
1,000,000		Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.40%), 5/15/2039	1,214,120
3,000,000		Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.50%), 5/15/2045	3,636,090

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—continued
$3,000,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	$3,112,770
1,000,000		St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	1,017,180
475,000		West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	475,808
		TOTAL	9,455,968
		Nebraska—0.5%
2,500,000		Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.25% (Goldman Sachs & Co. GTD), 9/1/2037	2,841,225
		Nevada—1.3%
995,000		Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series 2006B), 5.30% (Southern Highlands SID No.121-B)/(Original Issue Yield: 5.33%), 12/1/2029	913,450
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	4,710,400
470,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No. 151), 8/1/2025	385,978
460,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 6.00% (Providence SID No. 607), 6/1/2019	472,645
890,000		North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022	897,200
		TOTAL	7,379,673
		New Jersey—2.0%
1,490,000		New Jersey EDA, Kapkowski Road Landfill Revenue Bonds, 6.50% (New Jersey Metromall Urban Renewal, Inc.)/(Original Issue Yield: 6.55%), 4/1/2018	1,662,751
1,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	1,550,713
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	1,003,790
2,500,000		New Jersey EDA, Special Facility Revenue Bonds (Series 1999), 5.25% (Continental Airlines, Inc.), 9/15/2029	2,572,400
141,937	[1,2]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	1
2,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	2,017,620
1,000,000		New Jersey State EDA, Energy Facility Revenue Bonds (Series 2012A), 5.125% (UMM Energy Partners LLC)/(Original Issue Yield: 5.19%), 6/15/2043	1,054,860
1,200,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	1,514,892
		TOTAL	11,377,027
		New Mexico—0.7%
850,000		Bernalillo County, NM MFH, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(SunAmerica, Inc. GTD), 12/1/2021	850,510
2,185,000		Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	2,197,826
1,000,000		New Mexico State Hospital Equipment Loan Council, Hospital Improvement and Refunding Revenue Bonds (Series 2012A), 5.50% (Gerald Champion Regional Medical Center)/(Original Issue Yield: 5.70%), 7/1/2042	1,040,760
		TOTAL	4,089,096
		New York—6.1%
1,495,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,762,859
1,285,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,560,915
2,000,000		Nassau County, NY IDA, Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2007A), 6.70% (Amsterdam at Harborside), 1/1/2043	1,307,740
1,000,000		New York City, NY IDA, Special Facilities Revenue Bonds (Series 2006), 5.125% (Jet Blue Airways Corp.)/(Original Issue Yield: 5.35%), 5/15/2030	986,920
1,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	1,537,650
5,500,000	[2,6]	New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines, Inc.)/(Original Issue Yield: 8.095%), 8/1/2028	6,270,000
5,000,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2012AA), 5.00%, 6/15/2034	5,930,650
1,820,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	2,272,288
2,000,000		New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	2,446,820

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$1,645,000		New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 2), 5.00% (7 World Trade Center LLC), 9/15/2043	$1,902,772
1,600,000		New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 3), 5.00% (7 World Trade Center LLC), 3/15/2044	1,775,488
1,120,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.40%), 6/15/2029	1,173,928
1,185,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.50%, 6/15/2030	1,258,126
1,000,000		Niagara Area Development Corporation, NY, Solid Waste Disposal Facility Refunding Revenue Bonds (Series 2012A), 5.25% (Covanta Energy Corp.), 11/1/2042	1,019,600
2,500,000		Port Authority of New York and New Jersey, Special Project Bonds (Series 8), 6.00% (JFK International Air Terminal LLC)/(Original Issue Yield: 6.15%), 12/1/2042	2,983,000
		TOTAL	34,188,756
		North Carolina—0.8%
2,335,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.00%, 1/1/2026	2,706,919
500,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2005A), 5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025	500,565
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2011A), 7.75% (Whitestone Project)/(Original Issue Yield: 8.00%), 3/1/2041	1,158,320
		TOTAL	4,365,804
		Ohio—3.6%
2,000,000		Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Facilities Revenue Bonds (Series 2012), 5.00% (Akron General Health System), 1/1/2031	2,182,880
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	1,802,900
3,655,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,547,580
1,500,000		Hamilton County, OH, Healthcare Revenue Bonds (Series 2011A), 6.625% (Life Enriching Communities)/(Original Issue Yield: 6.75%), 1/1/2046	1,733,790
2,000,000		Lucas County, OH, Revenue Bonds (Series 2011A), 6.00% (ProMedica Healthcare Obligated Group)/(Original Issue Yield: 6.22%), 11/15/2041	2,482,460
2,910,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	3,511,002
2,355,000		Ohio State Higher Educational Facility Commission, Hospital Facilities Revenue Bonds (Series 2010), 5.75% (Summa Health System)/(Original Issue Yield: 5.92%), 11/15/2040	2,716,846
1,500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	1,156,530
750,000		Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	817,717
		TOTAL	19,951,705
		Oklahoma—0.8%
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	1,022,200
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	1,038,770
2,000,000		Tulsa, OK Industrial Authority, Senior Living Community Revenue Bonds (Series 2010A), 7.25% (Montereau, Inc.)/(Original Issue Yield: 7.50%), 11/1/2045	2,303,400
		TOTAL	4,364,370
		Oregon—0.4%
1,000,000	[3,4]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	937,740
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101)/(Original Issue Yield: 7.125%), 12/1/2034	1,075,800
		TOTAL	2,013,540
		Pennsylvania—6.6%
1,600,000	[3,4]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	1,508,304
1,120,000		Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel Schools)/(Original Issue Yield: 7.75%), 12/15/2029	1,163,322
865,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	911,606

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$2,000,000		Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.875% (United States Steel Corp.), 5/1/2030	$2,159,960
1,715,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	2,091,065
3,715,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	4,025,314
1,500,000		Centre County, PA Hospital Authority, Hospital Revenue Bonds, 6.25% (United States Treasury PRF 11/15/2014@100)/(Mount Nittany Medical Center)/(Original Issue Yield: 6.30%), 11/15/2044	1,669,740
1,500,000		Chester County, PA IDA, Revenue Bonds (Series 2007A), 6.375% (Avon Grove Charter School)/(Original Issue Yield: 6.45%), 12/15/2037	1,585,740
2,000,000		Chester County, PA IDA, Revenue Bonds (Series 2012A), 5.375% (Collegium Charter School)/(Original Issue Yield: 5.50%), 10/15/2042	2,020,480
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00% (Original Issue Yield: 5.05%), 12/1/2042	1,057,320
3,000,000		Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	2,740,050
1,500,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2007), 5.125% (Pocono Medical Center)/(Original Issue Yield: 5.20%), 1/1/2037	1,573,365
4,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	4,842,280
900,000		Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	918,324
1,000,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2010), 6.375% (Global Leadership Academy Charter School), 11/15/2040	1,095,870
705,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.625% (New Foundations Charter School), 12/15/2041	782,945
1,665,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	1,827,154
2,000,000		Philadelphia, PA, GO Bonds (Series 2011), 6.50%, 8/1/2041	2,496,500
1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,723,695
660,000		Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	682,103
		TOTAL	36,875,137
		Puerto Rico—1.3%
2,000,000		Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien Revenue Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.42%), 7/1/2042	2,040,680
5,000,000		Puerto Rico Public Building Authority, Government Facilities Revenue Refunding Bonds (Series 2012U), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.375%), 7/1/2042	5,128,500
		TOTAL	7,169,180
		Rhode Island—0.9%
4,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2009A), 7.00% (Lifespan Obligated Group)/(Assured Guaranty Corp. INS), 5/15/2039	4,932,000
		South Carolina—1.2%
70,394	[5]	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A), 0.00% (Original Issue Yield: 4.75%), 1/1/2016	56,315
95,235	[5]	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A), 0.00% (Original Issue Yield: 5.00%), 1/1/2017	57,617
105,248	[5]	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A), 0.00% (Original Issue Yield: 5.50%), 1/1/2018	55,782
114,579	[5]	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A), 0.00% (Original Issue Yield: 5.75%), 1/1/2019	53,852
1,440,000	[5]	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A), 0.00% (Original Issue Yield: 8.50%), 1/1/2032	64,555
4,415,000	[5]	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A), 0.00% (Original Issue Yield: 9.00%), 7/22/2051	49,051
675,000		Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes Improvement District), 12/1/2037	677,774
800,000		Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.25% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.27%), 10/1/2026	741,936
750,000		Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.30% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.325%), 10/1/2035	665,558

Principal Amount		Value
	MUNICIPAL BONDS—continued
	South Carolina—continued
$2,000,000	South Carolina Jobs-EDA, Refunding & Improvement Revenue Bonds (Series 2009), 5.75% (Palmetto Health Alliance)/(Original Issue Yield: 5.90%), 8/1/2039	$2,283,380
2,000,000	South Carolina Jobs-EDA, Refunding Revenue Bonds (Series 2003A), 6.25% (Palmetto Health Alliance)/(Original Issue Yield: 6.47%), 8/1/2031	2,077,340
	TOTAL	6,783,160
	South Dakota—0.5%
2,605,000	Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	2,682,837
	Tennessee—1.1%
1,000,000	Johnson City, TN Health & Education Facilities Board, Hospital Refunding Bonds (Series 2010A), 5.625% (Mountain States Health Alliance)/(Original Issue Yield: 5.90%), 7/1/2030	1,178,380
1,500,000	Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.50% (Mountain States Health Alliance), 7/1/2038	1,843,500
2,725,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs & Co. GTD), 9/1/2023	3,249,154
	TOTAL	6,271,034
	Texas—8.6%
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2024	1,079,410
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2034	1,048,420
2,000,000	Austin, TX Water and Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2042	2,403,160
755,000	Bexar County, Health Facilities Development Corp., Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	862,202
2,000,000	Cass County, TX IDC, Environmental Improvement Revenue Bonds (Series 2009A), 9.50% (International Paper Co.), 3/1/2033	2,653,860
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.00% (Original Issue Yield: 6.13%), 1/1/2041	1,190,220
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (Original Issue Yield: 6.30%), 1/1/2046	1,192,180
750,000	Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2011), 5.75% (Idea Public Schools)/(Original Issue Yield: 6.00%), 8/15/2041	836,902
500,000	Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2042	539,870
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2012D), 5.00%, 11/1/2038	2,231,340
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	2,310,540
2,000,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	2,127,340
2,000,000	Harris County, TX HFDC, Hospital Revenue Refunding Bonds (Series 2008B), 7.25% (Memorial Hermann Healthcare System)/(Original Issue Yield: 7.30%), 12/1/2035	2,535,420
765,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	776,682
1,265,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	1,267,239
1,000,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.75% (Legacy at Willow Bend), 11/1/2036	1,025,280
1,500,000	Houston, TX Airport System, Special Facilities Revenue & Refunding Bonds (Series 2011), 6.625% (Continental Airlines, Inc.)/(Original Issue Yield: 6.875%), 7/15/2038	1,675,650
1,000,000	Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	1,004,270
1,000,000	Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2032	1,157,400
535,000	Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.), 5/15/2041	686,544
2,000,000	Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035	2,086,200
2,000,000	Love Field Airport Modernization Corporation, TX, Special Facilities Revenue Bonds (Series 2012), 5.00% (Southwest Airlines Co.), 11/1/2028	2,170,900
2,000,000	Lufkin, TX HFDC, Revenue Refunding and Improvement Bonds (Series 2009), 6.25% (Memorial Health System of East Texas)/(Original Issue Yield: 6.50%), 2/15/2037	2,219,560
1,000,000	Matagorda County, TX Navigation District No. 1, PCRBs (Series 2001A), 6.30% (AEP Texas Central Co.), 11/1/2029	1,190,400
2,000,000	North Texas Education Finance Corp., Education Revenue Bonds (Series 2012A), 5.25% (Uplift Education), 12/1/2047	2,161,520
1,500,000	North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 6.00% (North Texas Toll Authority Special Projects System), 9/1/2041	1,917,150
1,000,000	San Juan Higher Education Finance Authority, TX, Education Revenue Bonds (Series 2010A), 6.70% (Idea Public Schools), 8/15/2040	1,188,460

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,000,000	[1,2]	Tarrant County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2006), 6.375% (Doctors Hospital)/(Original Issue Yield: 6.60%), 11/1/2036	$690,060
200,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	215,720
1,150,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	1,233,847
2,000,000		Texas State Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds (Series 2010A), 6.20% (Cosmos Foundation, Inc.), 2/15/2040	2,393,360
2,000,000		Travis County, TX HFDC, First Mortgage Revenue Refunding Bonds (Series 2012A), 7.125% (Longhorn Village)/(Original Issue Yield: 7.40%), 1/1/2046	2,147,980
		TOTAL	48,219,086
		Utah—0.7%
800,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.55% (American Leadership Academy), 11/15/2026	817,328
1,750,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.70% (American Leadership Academy), 11/15/2036	1,780,887
1,315,000	[3,4]	Utah State Charter School Finance Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Channing Hall), 7/15/2037	1,325,428
		TOTAL	3,923,643
		Virginia—3.5%
555,000		Broad Street CDA, VA, Revenue Bonds, 7.10% (United States Treasury PRF 6/1/2013@102)/(Original Issue Yield: 7.15%), 6/1/2016	583,405
800,000		Broad Street CDA, VA, Revenue Bonds, 7.50% (United States Treasury PRF 6/1/2013@102)/(Original Issue Yield: 7.625%), 6/1/2033	842,520
1,000,000		Chesapeake, VA, Senior Toll Road Revenue Bonds (Series 2012A), 5.00% (Chesapeake, VA Transportation System), 7/15/2047	1,106,330
1,500,000		Chesterfield County, VA EDA, Refunding PCRBs (Series 2009A), 5.00% (Virginia Electric & Power Co.), 5/1/2023	1,785,765
1,380,000		Mosaic District CDA, VA, Revenue Bonds (Series 2011A), 6.875% (Original Issue Yield: 6.93%), 3/1/2036	1,587,303
1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,605,495
1,500,000		Peninsula Town Center CDA, VA, Special Obligation Bonds (Series 2007), 6.35%, 9/1/2028	1,622,085
1,000,000		Peninsula Town Center CDA, VA, Special Obligation Bonds (Series 2007), 6.45%, 9/1/2037	1,074,550
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00% (Original Issue Yield: 5.12%), 6/1/2047	3,377,135
3,000,000		Virginia Small Business Financing Authority, Senior Lien Revenue Bonds (Series 2012), 5.00% (95 Express Lanes LLC), 1/1/2040	3,224,190
2,500,000		Virginia Small Business Financing Authority, Senior Lien Revenue Bonds (Series 2012), 6.00% (Elizabeth River Crossings Opco, LLC), 1/1/2037	2,927,375
		TOTAL	19,736,153
		Washington—1.3%
1,000,000		Port of Seattle, WA IDC, Special Facilities Revenue Refunding Bonds (Series 2012), 5.00% (Delta Air Lines, Inc.)/(Original Issue Yield: 5.31%), 4/1/2030	1,012,260
3,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset-Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	3,089,970
1,500,000	[3,4]	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2007A), 6.25% (Virginia Mason Medical Center)/(Original Issue Yield: 6.375%), 8/15/2042	1,674,090
1,270,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2012), 5.00% (Kadlec Regional Medical Center), 12/1/2042	1,357,300
		TOTAL	7,133,620
		West Virginia—0.5%
640,000		Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036	677,594
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,022,980
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2007A), 5.85% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,041,250
		TOTAL	2,741,824
		Wisconsin—2.0%
750,000		Milwaukee, WI Redevelopment Authority, Redevelopment Education Revenue Bonds (Series 2005A), 5.75% (Milwaukee Science Education Consortium, Inc.)/(Original Issue Yield: 5.93%), 8/1/2035	750,480
5,335,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.75% (Wisconsin State)/(Original Issue Yield: 5.95%), 5/1/2033	6,621,695

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—continued
$1,400,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/(Original Issue Yield: 6.25%), 12/1/2034	$847,140
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	1,032,350
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 6.875%), 7/1/2028	517,415
1,500,000		Wisconsin State Public Finance Authority, Senior Airport Facilities Revenue Refunding Bonds (Series 2012B), 5.00% (TrIPs Obligated Group)/(Original Issue Yield: 5.15%), 7/1/2042	1,528,545
		TOTAL	11,297,625
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $496,223,789)	529,293,806
		CORPORATE BOND—0.5%
		Multi State—0.5%
4,000,000	[3]	Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037 (IDENTIFIED COST $3,989,000)	2,546,200
		SHORT-TERM MUNICIPALS—1.8%[7]
		Florida—0.0%
150,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.170%, 12/3/2012	150,000
		Illinois—0.9%
5,200,000		Illinois Finance Authority, (Series 2005 B) Daily VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 12/3/2012	5,200,000
		Massachusetts—0.3%
1,500,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Bank of America N.A. LIQ), 0.210%, 12/3/2012	1,500,000
		Texas—0.6%
3,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008A) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 12/3/2012	3,000,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	9,850,000
		TOTAL MUNICIPAL INVESTMENTS—97.1% (IDENTIFIED COST $510,062,789)[8]	541,690,006
		OTHER ASSETS AND LIABILITIES - NET—2.9%[9]	16,402,970
		TOTAL NET ASSETS—100%	$558,092,976
Securities that are subject to the federal alternative minimum tax (AMT) represent 12.0% of the Fund's portfolio as calculated based upon total market value.
1	Non-income producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2012, these restricted securities amounted to $17,896,409, which represented 3.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2012, these liquid restricted securities amounted to $15,350,209, which represented 2.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at November 30, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037	10/26/2006 - 2/16/2007	$3,989,000	$2,546,200
5	Zero coupon bond.
6	Obligor has filed for bankruptcy.
7	Current rate and next reset date shown for Variable Rate Demand Notes.
8	At November 30, 2012, the cost of investments for federal tax purposes was $509,495,139. The net unrealized appreciation of investments was $32,194,867. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $47,425,724 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,230,857.

9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012 .
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:

AMBAC	—American Municipal Bond Assurance Corporation
CDA	—Community Development Administration
COL	—Collateralized
COP	—Certificate of Participation
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRBs	—Economic Development Revenue Bonds
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDFA	—Industrial Development Finance Authority
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
Q-SBLF	—Qualified School Bond Loan Fund
SFM	—Single Family Mortgage
SID	—Special Improvement District
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
14
Federated Michigan Intermediate Municipal Trust
Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—96.5%
	Michigan—96.5%
$1,000,000	Anchor Bay, MI School District, UT Refunding GO Bonds (Series 2012), 5.00% (Q-SBLF GTD), 5/1/2020	$1,238,300
2,000,000	Ann Arbor, MI Public School District, Refunding UT GO Bonds (Series 2012), 4.00% (Q-SBLF GTD), 5/1/2022	2,388,620
1,300,000	Ann Arbor, MI Public School District, School Building & Site UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2019	1,474,083
955,000	Ann Arbor, MI, Court and Police Facilities LT GO Capital Improvement Bonds, 4.75%, 5/1/2025	1,114,447
1,000,000	Avondale, MI School District, Refunding UT GO Bonds (Series 2009), 4.50% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2018	1,148,100
1,000,000	Battle Creek, MI School District, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,159,390
725,000	Berkley, MI School District, Refunding UT GO Bonds (Series 2009), 5.00% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2019	863,924
1,690,000	Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), 4.50% (Assured Guaranty Municipal Corp. INS), 12/1/2023	1,904,596
1,000,000	Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2019	1,123,160
450,000	Byron Center, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2021	559,926
100,000	Canton Charter Township, MI, LT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 4/1/2014	105,887
1,000,000	Central Michigan University Board of Trustees, General Revenue Refunding Bonds (Series 2009), 5.00%, 10/1/2023	1,177,650
500,000	Chippewa Valley, MI Schools, UT GO Refunding Bonds, 5.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2014	531,245
570,000	Coldwater, MI Electric Utility, Revenue Refunding Bonds, 4.50% (Syncora Guarantee, Inc. INS), 8/1/2013	584,934
1,250,000	Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,403,950
1,500,000	Detroit, MI Sewage Disposal System, Revenue Refunding Bonds, 5.50% (National Public Finance Guarantee Corporation INS), 7/1/2016	1,662,930
1,000,000	Detroit, MI Water Supply System, Revenue Bonds Series A, 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2015	1,070,010
1,000,000	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2005-B), 5.50% (Berkshire Hathaway Assurance Corp. INS), 7/1/2020	1,175,140
2,000,000	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2006A), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2018	2,235,700
1,000,000	Detroit/Wayne County, MI Stadium Authority, Building Authority Stadium LT GO Refunding Bonds (Series 2012), 5.00% (Wayne County, MI)/(Assured Guaranty Municipal Corp. INS), 10/1/2021	1,171,120
2,000,000	Dickinson County, MI EDC, Refunding PCRBs (Series 2004A), 4.80% (International Paper Co.), 11/1/2018	2,099,500
1,000,000	Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2009C), 5.00% (Assured Guaranty Corp. INS)/(Q-SBLF GTD), 2/15/2023	1,165,970
250,000	Essexville-Hampton, MI Public Schools, UT GO Refunding Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2014	258,217
1,000,000	Ferris State University, MI, General Revenue Bonds (Series 2009), 5.00% (Assured Guaranty Corp. INS), 10/1/2020	1,191,150
500,000	Grand Rapids, MI Community College, LT GO Community College Bonds (Series 2012), 5.00%, 5/1/2024	620,115
1,000,000	Howell, MI Public Schools, UT GO Refunding Bonds (Series 2012), 4.25% (Q-SBLF GTD), 5/1/2024	1,163,980
2,000,000	Jackson County, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2006C), 5.00% (Allegiance Health)/(Assured Guaranty Corp. INS), 6/1/2026	2,314,940
1,000,000	Jenison, MI Public Schools, School Building & Site Bonds (Series 2011B), 5.00%, 5/1/2021	1,231,150
2,130,000	Kalamazoo, MI Hospital Finance Authority, Hospital Revenue Bonds (Series 2006), 5.00% (Bronson Methodist Hospital)/(Assured Guaranty Municipal Corp. INS), 5/15/2019	2,572,976
1,000,000	Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2018	1,135,750
1,000,000	Kalamazoo, MI Regional Educational Services Agency, UT GO School Building and Site Bonds, 5.00%, 5/1/2019	1,186,690
450,000	Kalamazoo, MI Water Revenue, Revenue Refunding Bonds, 5.00% (AMBAC INS), 9/1/2014	484,191
510,000	Kalamazoo, MI Water Revenue, Revenue Refunding Bonds, 5.00% (AMBAC INS), 9/1/2015	568,839
1,785,000	Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	2,035,507
1,345,000	Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020	1,462,244
1,750,000	Kent County, MI, LT GO Bonds (Series 2009), 5.00%, 1/1/2025	2,039,590
1,500,000	Kent Hospital Finance Authority, MI, Revenue Refunding Bonds (Series 2011A), 5.00% (Spectrum Health), 11/15/2022	1,824,150
1,000,000	Kentwood, MI Public Schools, Refunding UT GO Bonds (Series 2012), 4.00%, 5/1/2022	1,199,760
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,010,000	Lake Superior State University, MI, General Revenue Refunding Bonds (Series 2012), 4.00% (Assured Guaranty Municipal Corp. INS), 11/15/2020	$1,140,886
1,900,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2011A), 5.00%, 7/1/2024	2,327,462
1,000,000	Lansing, MI School District, Refunding School Building & Site UT GO Bonds, 5.00% (United States Treasury PRF 5/1/2014@100), 5/1/2020	1,066,130
1,200,000	Marysville, MI Public School District, School Building & Site UT GO Bonds (Series 2007), 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,380,120
400,000	Michigan Finance Authority, Hospital Revenue Bonds (Series 2012), 5.00% (Sparrow Obligated Group, MI), 11/15/2026	471,868
1,500,000	Michigan Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Michigan Finance Authority Unemployment Obligation Assessment), 1/1/2021	1,846,635
1,000,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds (Series 2012), 5.00% (Clean Water Revolving Fund), 10/1/2025	1,273,560
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds (Series 2007B), 5.00% (AMBAC INS), 12/1/2013	1,019,330
1,525,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.00% (Clean Water Revolving Fund), 10/1/2017	1,830,427
1,000,000	Michigan Public Power Agency, Combustion Turbine No. 1 Project Refunding Revenue Bonds (Series 2011A), 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2022	1,208,830
1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (Series 2009II), 5.00% (Assured Guaranty Corp. INS), 10/15/2022	1,197,850
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.25% (Assured Guaranty Corp. INS), 10/15/2024	1,217,380
2,000,000	Michigan State Comprehensive Transportation Fund, Refunding Bonds (Series 2009), 5.25%, 5/15/2019	2,455,280
2,485,000	Michigan State Department of Transportation, Grant Anticipation Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 9/15/2021	2,871,691
1,970,000	Michigan State Financial Authority, Revenue Bonds (Series 2006A), 5.00% (Trinity Healthcare Credit Group), 12/1/2026	2,214,300
1,275,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2007A), 5.00% (Oakwood Obligated Group), 7/15/2018	1,452,123
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2012A), 5.00% (Crittenton Hospital Medical Center), 6/1/2027	1,124,680
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2021	1,105,030
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2006A), 5.00% (MidMichigan Obligated Group), 4/15/2026	1,068,260
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2010 F-3), 2.625% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 6/30/2014	1,033,800
750,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2022	842,647
440,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy Health System)/(United States Treasury COL)/(National Public Finance Guarantee Corporation INS)(Original Issue Yield: 5.55%), 8/15/2014	461,604
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health Care Corp.), 8/1/2020	2,173,180
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2024	2,376,720
250,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2014	268,912
500,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2025	541,355
1,000,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Oakwood Obligated Group), 7/15/2025	1,095,910
2,000,000	Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2010A), 4.375%, 10/1/2025	2,165,980
210,000	Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.05% (Assured Guaranty Municipal Corp. INS), 10/1/2013	213,767
100,000	Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.05% (Assured Guaranty Municipal Corp. INS), 4/1/2013	100,739
1,000,000	Michigan State Strategic Fund, LO Refunding Revenue Bonds, 7.00% (Detroit Edison Co.)/(AMBAC INS), 5/1/2021	1,356,400
820,000	Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013	838,688
2,000,000	Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2014	2,048,320
110,000	Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	110,168
1,000,000	Michigan State Strategic Fund, Solid Disposal LT Obligation Refunding Revenue Bonds (Series 2002), 4.625% (Waste Management, Inc.), 12/1/2012	1,000,110
2,600,000	Michigan State Trunk Line, Refunding Revenue Bonds (Series 2009), 5.00%, 11/1/2020	3,223,844
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2014	$1,087,020
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 9/1/2014	1,080,930
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2022	635,860
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2023	630,945
2,000,000	Michigan State, Environmental Program & Refunding UT GO Bonds (Series 2008A), 5.00%, 5/1/2016	2,298,140
1,000,000	Michigan Strategic Fund, LT Obligation Refunding Revenue Bonds (Series 2008ET-2), 5.50% TOBs (Detroit Edison Co.), Mandatory Tender 8/1/2016	1,141,440
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.25% (Michigan State), 10/15/2022	1,213,490
1,000,000	Michigan Technological University Board of Control, General Revenue & Revenue Refunding Bonds (Series 2008), 5.25% (Assured Guaranty Corp. INS), 10/1/2018	1,213,450
500,000	Northview Michigan Public School District, Refunding UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2019	598,540
1,000,000	Oakland County, MI EDC, Revenue Refunding Bonds, 4.00% (Cranbrook Educational Community), 11/1/2021	1,092,170
1,855,000	Orchard View, MI Schools, UT GO Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2022	2,130,876
525,000	Ovid Elsie, MI Area Schools, UT GO Refunding Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2015	561,424
1,000,000	Regents of University of Michigan, General Revenue Bonds (Series 2010C), 4.00%, 4/1/2022	1,170,410
550,000	Rochester Hills, MI, Refunding UT GO Bonds (Series 2010), 4.50%, 4/1/2021	661,766
1,130,000	Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2022	1,249,430
1,100,000	Roseville, MI Community Schools, School Building & Site Refunding UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2021	1,235,476
1,670,000	Saginaw County, MI Water Supply System, Revenue Bonds (Series 2011A), 4.75% (Assured Guaranty Municipal Corp. INS), 7/1/2025	1,936,499
1,500,000	Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2010H), 5.00% (Covenant Medical Center, Inc.)/(Original Issue Yield: 5.07%), 7/1/2030	1,627,905
1,975,000	St. Clair County, MI, GO LT Refunding Bonds (Series 2012), 5.00%, 4/1/2025	2,397,097
500,000	Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2017	588,235
2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2010C), 5.00%, 12/1/2021	2,417,540
2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2011A-B), 5.00%, 12/1/2021	2,399,340
1,000,000	Wayne State University, MI, General Revenue Refunding Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/15/2019	1,179,720
1,000,000	Western Michigan University, General Revenue Refunding Bonds (Series 2009), 5.25% (Assured Guaranty Corp. INS), 11/15/2019	1,214,570
500,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2012), 5.00%, 1/1/2023	618,865
1,000,000	Ypsilanti, MI School District, UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2023	1,150,100
	TOTAL	130,303,055
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $118,559,975)	130,303,055
	SHORT-TERM MUNICIPALS—1.8%[1]
	Michigan—1.8%
1,750,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.170%, 12/3/2012	1,750,000
700,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 12/6/2012	700,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	2,450,000
	TOTAL INVESTMENTS—98.3% (IDENTIFIED COST $121,009,975)[2]	132,753,055
	OTHER ASSETS AND LIABILITIES - NET—1.7%[3]	2,233,416
	TOTAL NET ASSETS—100%	$134,986,471
Securities that are subject to the federal alternative minimum tax (AMT) represent 4.8% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	At November 30, 2012, the cost of investments for federal tax purposes was $120,968,308. The net unrealized appreciation from investments was $11,784,747. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,785,220 and net unrealized depreciation from investments for those securities having an excess of cost over value of $473.
3	Assets, other than investments in securities, less liabilities.
3

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012 .
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-Income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under general supervision of the Trustees, certain factor may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
4

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
EDC	—Economic Development Corporation
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MFH	—Multi-Family Housing
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
Q-SBLF	—Qualified School Bond Loan Fund
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
5
Federated New York Municipal Income Fund
Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—95.7%
	New York—91.1%
$1,000,000	Babylon, NY IDA, Resource Recovery Bonds (Series 2009A), 5.00% (Covanta Babylon, Inc.), 1/1/2019	$1,182,400
480,000	Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	566,002
500,000	Build NYC Resource Corporation, Revenue Bonds (Series 2012), 5.00% (YMCA of Greater NY), 8/1/2042	579,730
1,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.25% (Buffalo, NY City School District), 5/1/2025	1,212,580
200,000	Essex County, NY IDA, Environmental Improvement Revenue Bonds (Series 2006A), 4.60% (International Paper Co.), 12/1/2030	200,000
500,000	Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/(Original Issue Yield: 5.10%), 7/1/2033	510,405
215,000	Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	261,165
220,000	Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (Assured Guaranty Municipal Corp. INS), 7/1/2023	232,984
500,000	Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes Memorial Hospital Civic Facility), 7/1/2030	500,450
500,000	Long Island Power Authority, NY, General Revenue Bonds (Series 2011A), 5.00%, 5/1/2038	569,910
500,000	Long Island Power Authority, NY, Revenue Bonds (Series 2012A), 5.00%, 9/1/2037	578,950
500,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Bonds (Series 2009B), 5.00% (MTA Dedicated Tax Fund)/(Original Issue Yield: 5.10%), 11/15/2034	576,270
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 1998A), 5.00% (MTA Dedicated Tax Fund)/(United States Treasury PRF 10/1/2015@100)/(Original Issue Yield: 5.22%), 4/1/2023	282,132
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA Transportation Revenue), 11/15/2035	563,795
500,000	Nassau County, NY IDA, IDRBs (Series 2003A), 5.25% (KeySpan-Glenwood Energy Center LLC)/(KeySpan Corp. GTD), 6/1/2027	510,215
1,000,000	Nassau County, NY, UT GO Bonds (Series 2009A), 5.00% (Assured Guaranty Corp. INS), 5/1/2021	1,201,710
500,000	New York City Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	622,305
500,000	New York City Trust For Cultural Resources, Refunding Revenue Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2028	599,905
500,000	New York City Trust For Cultural Resources, Refunding Revenue Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2031	596,195
500,000	New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	500,030
300,000	New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	323,688
500,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2009AA), 5.00%, 6/15/2022	600,540
500,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2012AA), 5.00%, 6/15/2034	593,065
500,000	New York City, NY TFA, Building Aid Revenue Bonds (Series 2009S-5), 5.25% (Original Issue Yield: 5.33%), 1/15/2039	573,645
455,000	New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	568,072
500,000	New York City, NY, UT GO Bonds (Series 2009E-1), 6.25% (Original Issue Yield: 6.40%), 10/15/2028	635,975
500,000	New York City, NY, UT GO Bonds (Series 2011A-1), 5.00%, 8/1/2029	613,035
500,000	New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	611,705
400,000	New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 3), 5.00% (7 World Trade Center LLC), 3/15/2044	443,872
500,000	New York State Dormitory Authority, General Purpose Revenue Bonds (Series 2011C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	615,270
1,000,000	New York State Dormitory Authority, Improvement Revenue Bonds (Series 2008D), 5.00% (Mental Health Services Facility)/(Assured Guaranty Municipal Corp. INS), 2/15/2018	1,201,870
500,000	New York State Dormitory Authority, Lease Revenue Bonds (Series 2006A), 5.00% (State University of New York Dormitory Facilities)/(National Public Finance Guarantee Corporation INS), 7/1/2031	558,180
500,000	New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering Cancer Center)/(National Public Finance Guarantee Corporation INS), 7/1/2023	665,375
250,000	New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island Jewish Obligated Group)/(United States Treasury PRF 5/1/2013@100)/(Original Issue Yield: 5.48%), 5/1/2023	255,400
520,000	New York State Dormitory Authority, Revenue Bonds (Series 2008C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	615,441
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2023	595,120
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$500,000	New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.09%), 5/1/2041	$567,535
350,000	New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Miriam Osborn Memorial Home Association), 7/1/2042	378,066
400,000	New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Rochester, NY Institute of Technology), 7/1/2038	474,268
100,000	New York State Dormitory Authority, Revenue Bonds (Series 2012A), 5.00% (Catholic Health System Obligated Group), 7/1/2032	109,815
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2012A), 5.00% (St. John's University), 7/1/2026	609,050
250,000	New York State Dormitory Authority, Revenue Bonds (Series 2012B), 5.00% (St. John's University), 7/1/2030	299,910
245,000	New York State Dormitory Authority, Revenue Bonds (Series A), 5.625% (City University of New York)/(Original Issue Yield: 5.95%), 7/1/2016	275,466
300,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2029	356,334
500,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.26%), 6/15/2034	610,740
500,000	New York State Local Government Assistance Corp., Senior Lien Revenue Refunding Bonds (Series 2008 A-5/6), 5.00%, 4/1/2020	619,805
500,000	New York State Local Government Assistance Corp., Subordinate Lien Refunding Revenue Bonds (Series 2010A), 5.00%, 4/1/2023	614,990
220,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority—General Revenue ), 1/1/2028	269,056
250,000	New York State Urban Development Corp., Revenue Refunding Bonds (Series 1995), 5.70% (New York State)/(Original Issue Yield: 5.94%), 4/1/2020	304,597
500,000	New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2008C), 5.00% (New York State), 1/1/2027	581,615
500,000	New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125% (New York State), 1/1/2022	534,465
500,000	New York State, UT GO Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.24%), 2/15/2039	603,690
500,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	632,450
335,000	Niagara Area Development Corporation, NY, Solid Waste Disposal Facility Refunding Revenue Bonds (Series 2012B), 4.00% (Covanta Energy Corp.), 11/1/2024	339,084
500,000	Niagara Area Development Corporation, NY, Tax Exempt Revenue Bonds (Series 2012A), 5.00% (Niagara University), 5/1/2030	570,495
1,000,000	Port Authority of New York and New Jersey, 5.00%, 12/1/2029	1,096,850
500,000	Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Rensselaer Polytechnic Institute), 3/1/2036	526,620
500,000	Suffolk County, NY EDC, Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2028	584,255
450,000	Syracuse, NY IDA, School Facility Revenue Bonds (Series 2008A), 5.00% (Syracuse CSD, NY)/(Assured Guaranty Municipal Corp. INS), 5/1/2028	511,074
500,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	591,095
460,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00%, 11/15/2023	560,294
160,000	TSASC, Inc. NY, Revenue Bonds (Series 2006-1), 5.00% (Original Issue Yield: 5.25%), 6/1/2034	136,016
	TOTAL	34,075,021
	Puerto Rico—4.6%
630,000	Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2004A), 5.00% (United States Treasury PRF 7/1/2014@100), 7/1/2034	676,714
550,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien Revenue Bonds (Series 2012A), 5.125% (Original Issue Yield: 5.36%), 7/1/2037	562,733
300,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds (Series 2012), 5.00% (Inter American University of Puerto Rico), 10/1/2020	345,453
135,000	Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.40%), 7/1/2027	135,208
	TOTAL	1,720,108
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $32,214,273)	35,795,129
	SHORT-TERM MUNICIPALS—4.4%[1]
	New York—4.4%
900,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series CC-2) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.190%, 12/3/2012	900,000
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	New York—continued
$750,000	New York City, NY, (Fiscal 2006 Series E-2) Daily VRDNs (Bank of America N.A. LOC), 0.180%, 12/3/2012	$750,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,650,000
	TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $33,864,273)[2]	37,445,129
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(39,429)
	TOTAL NET ASSETS—100%	$37,405,700
Securities that are subject to the federal alternative minimum tax (AMT) represent 4.7% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	At November 30, 2012, the cost of investments for federal tax purposes was $33,849,862. The net unrealized appreciation of investments was $3,595,267. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,595,267.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
3

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
CSD	—Central School District
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PRF	—Pre-refunded
TFA	—Transitional Finance Authority
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
4
Federated Ohio Municipal Income Fund
Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.8%
	Ohio—95.2%
$2,250,000	Akron, Bath & Copley, OH Joint Township Hospital District, Revenue Bonds (Series 2004A), 5.25% (Summa Health System)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.47%), 11/15/2031	$2,335,545
1,000,000	Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series A), 5.25% (Summa Health System)/(Radian Asset Assurance, Inc. INS), 11/15/2016	1,067,830
2,000,000	Akron, Bath & Copley, OH Joint Township, Hospital District, Hospital Improvement & Refunding Revenue Bonds (Series 2012), 5.00% (Children's Hospital Medical Center, Akron), 11/15/2032	2,262,120
2,000,000	Akron, OH, Income Tax Revenue Refunding Bonds (Series 2012A), 5.00% (Akron, OH Community Learning Centers), 12/1/2033	2,368,560
2,000,000	Allen County, OH, Hospital Facilities Revenue Bonds (Series 2010B), 5.25% (Catholic Healthcare Partners), 9/1/2027	2,360,640
500,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2016	562,820
2,000,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	2,328,540
1,500,000	Beavercreek, OH Local School District, UT GO Bonds, 6.60% (National Public Finance Guarantee Corporation INS), 12/1/2015	1,634,055
1,965,000	Buckeye Tobacco Settlement Financing Authority, OH, Asset-Backed Bonds, 5.125% (Original Issue Yield: 5.44%), 6/1/2024	1,767,635
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2015	1,085,920
2,580,000	Butler County, OH, MFH Revenue Bonds (Series 2006), 5.10% (Trinity Manor Senior Housing)/(GNMA COL Home Mortgage Program), 7/20/2036	2,717,153
1,000,000	Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran Village), 11/1/2038	1,050,640
1,000,000	Cincinnati City School District, OH, COP, 5.00% (Assured Guaranty Municipal Corp. INS), 12/15/2024	1,149,920
1,000,000	Cincinnati City School District, OH, UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2017	1,198,450
2,490,000	Cincinnati, OH Water System, Revenue Refunding Bonds (Series A), 5.00%, 12/1/2025	3,110,209
3,000,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.00%, 6/1/2037	3,432,120
1,980,000	Cleveland, OH Airport System, Revenue Bonds (Series 2006A), 5.25% (Assured Guaranty Corp. INS), 1/1/2018	2,344,399
2,200,000	Cleveland, OH Airport System, Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2022	2,527,624
1,550,000	Cleveland, OH Public Power System, Revenue Bonds (Series 2008B-1), 5.00%, 11/15/2038	1,723,863
2,685,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	3,138,389
1,000,000	Cleveland, OH Water, Senior Lien Revenue Bonds (Series 2012X), 5.00%, 1/1/2042	1,178,910
1,000,000	Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007O), 5.00% (National Public Finance Guarantee Corporation INS), 1/1/2032	1,119,630
2,000,000	Cleveland, OH, LT GO Bonds, 5.50% (Assured Guaranty Municipal Corp. INS), 10/1/2019	2,553,740
1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2009), 5.00%, 12/1/2027	1,196,960
1,600,000	Columbus, OH Sewer System, Revenue Bonds (Series 2008A), 5.00%, 6/1/2028	1,855,040
1,225,000	Columbus, OH Sewer System, Revenue Bonds (Series 2008A), 5.00%, 6/1/2031	1,420,265
1,000,000	Columbus, OH Sewer System, Revenue Bonds (Series A), 5.00%, 6/1/2023	1,180,250
1,000,000	Cuyahoga County, OH, Capital Improvement & Refunding LT GO Bonds (Series 2012A), 4.00%, 12/1/2037	1,081,030
665,000	Cuyahoga County, OH, UT GO Jail Facilities Bonds, 5.25% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.50%), 10/1/2013	691,720
2,000,000	Cuyahoga County, OH, Various Purpose LT GO Bonds (Series 2009A), 5.00%, 12/1/2022	2,438,160
500,000	Dayton-Montgomery County, OH Port Authority, Revenue Bonds (Series A), 5.00% (Dayton Regional Bond Fund), 11/15/2017	504,110
3,000,000	Franklin County, OH Convention Facilities Authority, Revenue Bonds, 5.00% (AMBAC INS), 12/1/2026	3,342,780
2,400,000	Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2010A), 5.625% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.75%), 7/1/2026	2,734,560
1,535,000	Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital)/(Original Issue Yield: 5.11%), 11/1/2034	1,722,454
475,000	Franklin County, OH Mortgage Revenue, Revenue Bonds, 5.00% (Trinity Healthcare Credit Group), 6/1/2013	485,360
2,165,000	Franklin County, OH, Various Purpose LT GO Bonds, 5.00%, 12/1/2031	2,514,626
1,000,000	Gallipolis, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2030	1,101,620
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,530,000	Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25% (Cincinnati Children's Hospital Medical Center)/(FGIC and National Public Finance Guarantee Corporation INS), 5/15/2023	$1,581,439
1,510,000	Hamilton County, OH Hospital Facilities Authority, Revenue Bonds, 4.50% (Convalescent Hospital Children)/(FGIC and National Public Finance Guarantee Corporation INS), 5/15/2014	1,575,096
1,000,000	Hamilton County, OH, EDRBs (Series 2006A), 5.00% (King Highland Community Urban Redevelopment Corp.- University of Cincinnati, Lessee)/(National Public Finance Guarantee Corporation INS), 6/1/2033	1,106,630
1,000,000	Hamilton County, OH, Healthcare Facilities Revenue Bonds (Series 2012), 5.00% (Christ Hospital)/(Original Issue Yield: 5.10%), 6/1/2042	1,099,150
1,000,000	Hamilton County, OH, Healthcare Facilities Revenue Bonds (Series 2012), 5.25% (Christ Hospital ), 6/1/2032	1,133,520
2,850,000	Hamilton County, OH, Sales Tax Refunding Bonds (Series 2011A), 5.00%, 12/1/2032	3,272,541
1,310,000	Hamilton, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2016@100)(Assured Guaranty Municipal Corp. INS), 12/1/2029	1,514,190
2,000,000	Hamilton, OH Wastewater System, Revenue Bonds (Series 2011), 5.00% (Assured Guaranty Municipal Corp. INS), 10/1/2036	2,229,780
2,000,000	Hilliard, OH School District, UT GO Bonds (Series 2006A), 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2027	2,260,420
2,000,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. INS), 5/1/2028	2,368,240
1,860,000	Kettering, OH City School District, UT GO Bonds, 4.75% (Assured Guaranty Municipal Corp. INS), 12/1/2020	2,129,570
1,500,000	Lorain County, OH Port Authority, Recovery Zone Facility Revenue Bonds (Series 2010), 6.75% (United States Steel Corp.), 12/1/2040	1,633,230
1,500,000	Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	1,502,400
1,000,000	Lorain County, OH, Hospital Revenue Bonds (Series 2006H), 5.00% (Catholic Healthcare Partners)/(Assured Guaranty Corp. INS), 2/1/2024	1,132,450
2,000,000	Lucas County, OH, Hospital Revenue Bonds (Series 2011A), 6.50% (ProMedica Healthcare Obligated Group), 11/15/2037	2,560,780
1,090,000	Marysville, OH Wastewater Treatment System, Revenue Bonds, 4.75% (Assured Guaranty Corp. INS)/(Original Issue Yield: 4.80%), 12/1/2046	1,181,974
1,000,000	Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper Valley Medical Center, OH), 5/15/2021	1,097,920
2,000,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2031	2,420,540
500,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2036	590,805
1,600,000	Miamisburg, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00%, 12/1/2024	1,930,528
1,000,000	Montgomery County, OH, MFH Revenue Bonds (Series 2005), 4.95% (Chevy Chase Apartments)/(FHLMC GTD), 11/1/2035	1,037,620
1,000,000	Montgomery County, OH, Revenue Bonds (Series 2008D), 6.125% (Catholic Health Initiatives)/(Original Issue Yield: 6.30%), 10/1/2028	1,218,730
1,415,000	Oak Hills, OH Local School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2025	1,565,344
380,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GNMA COL Home Mortgage Program GTD), 9/1/2028	397,731
330,000	Ohio HFA, SFM Revenue Bonds, 3.90% (GNMA COL), 3/1/2013	331,970
1,885,000	Ohio Municipal Electric Generation Agency, Revenue Bonds, 5.00% (American Municipal Power, JV5)/(AMBAC INS), 2/15/2014	1,971,597
2,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009B), 5.80% (Columbus Southern Power Company), 12/1/2038	2,325,280
1,150,000	Ohio State Air Quality Development Authority, Environmental Improvement Revenue Bonds (Series 2010), 5.00% (Buckeye Power, Inc.), 12/1/2021	1,333,229
2,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-C), 5.625% (FirstEnergy Solutions Corp.), 6/1/2018	2,334,020
1,455,000	Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,755,501
2,000,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041	2,112,660
1,875,000	Ohio State Higher Educational Facility Commission, Hospital Revenue Bonds (Series 2007A), 5.25% (University Hospitals Health System, Inc.), 1/15/2046	1,985,137
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.375% (University of Dayton)/(Original Issue Yield: 5.48%), 12/1/2030	1,168,630
300,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 4.75% (Mount Union College), 10/1/2016	336,147
2,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	2,171,060
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (University of Dayton)/(AMBAC INS), 12/1/2027	1,075,890
2,010,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Xavier University)/(Escrowed In Treasuries COL), 5/1/2016	2,309,631
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$3,115,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Xavier University)/(United States Treasury PRF 5/1/2016@100), 5/1/2019	$3,579,353
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2008C), 5.00% (Case Western Reserve University, OH), 12/1/2029	1,136,230
1,000,000	Ohio State Turnpike Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	1,168,240
2,000,000	Ohio State Turnpike Commission, Turnpike Revenue Refunding Bonds (Series 1998A), 5.50% (National Re Holdings Corp. INS), 2/15/2024	2,624,180
200,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2027	249,356
1,800,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	2,179,908
320,000	Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25% (United States Treasury PRF 6/1/2013@100), 6/1/2023	328,051
2,000,000	Ohio State Water Development Authority, Drinking Water Assistance Fund Refunding Revenue Bonds (Series 2008), 5.00%, 12/1/2021	2,404,400
1,000,000	Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00% (United States Treasury PRF 6/1/2018@100), 6/1/2028	1,224,870
2,500,000	Ohio State, Common Schools UT GO Bonds (Series 2011B), 5.00%, 9/15/2024	3,103,725
1,500,000	Ohio State, Hospital Revenue Bonds, 5.00% (Cleveland Clinic), 1/1/2031	1,773,645
1,200,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	1,343,268
2,585,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	3,131,288
3,000,000	Ohio State, Infrastructure Improvement UT GO Bonds (Series 2007A), 4.75%, 9/1/2027	3,385,650
1,000,000	Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75%, 6/15/2019	1,244,790
2,310,000	Ohio State, UT GO Bonds, 4.25%, 5/1/2016	2,594,938
2,000,000	Ohio State, UT GO Highway Capital Improvements (Series 2012Q), 5.00%, 5/1/2021	2,574,300
2,000,000	Olentangy, OH Local School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2022	2,272,340
415,000	Orrville, OH CSD, UT GO Bonds, 4.50% (AMBAC INS), 12/1/2018	482,417
350,000	Orrville, OH CSD, UT GO Refunding Bonds, 5.00% (AMBAC INS), 12/1/2020	411,971
500,000	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	385,510
1,000,000	Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (Assured Guaranty Municipal Corp. INS), 1/15/2031	1,136,450
770,000	Richland County, OH Hospital Facilities, Revenue Bond, 5.00% (Medcentral Health System), 11/15/2015	845,114
1,500,000	Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	1,959,465
750,000	Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	817,718
1,500,000	Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,945,785
1,375,000	Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	1,445,895
2,000,000	University of Akron, OH, General Receipts Bonds (Series 2008B), 5.25% (Assured Guaranty Municipal Corp. INS), 1/1/2027	2,321,220
1,025,000	University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (AMBAC INS), 6/1/2026	1,087,105
1,000,000	University of Cincinnati, OH, Receipts Revenue Bonds (Series E), 5.00%, 6/1/2022	1,276,330
	TOTAL	177,472,539
	Guam—0.9%
1,000,000	Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	1,133,330
560,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	640,438
	TOTAL	1,773,768
	Puerto Rico—1.7%
750,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien Revenue Bonds (Series 2012A), 5.125% (Original Issue Yield: 5.36%), 7/1/2037	767,363
1,000,000	Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	1,068,450
1,000,000	Puerto Rico Highway and Transportation Authority, Transportation Revenue Refunding Bonds (Series N), 5.50%, 7/1/2023	1,106,560
250,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds (Series 2012), 5.00% (Inter American University of Puerto Rico), 10/1/2031	282,300
	TOTAL	3,224,673
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $165,300,923)	182,470,980
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—3.4%[1]
	Ohio—3.4%
$2,500,000	Montgomery County, OH, (Series 2008C) Daily VRDNs (Miami Valley Hospital)/(Wells Fargo Bank, N.A. LIQ), 0.170%, 12/3/2012	$2,500,000
2,250,000	Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 12/3/2012	2,250,000
1,500,000	Montgomery County, OH, (Series 2011C) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.170%, 12/3/2012	1,500,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	6,250,000
	TOTAL INVESTMENTS—101.2% (IDENTIFIED COST $171,550,923)[2]	188,720,980
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[3]	(2,237,651)
	TOTAL NET ASSETS—100%	$186,483,329
Securities that are subject to the federal alternative minimum tax (AMT) represent 2.4% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	At November 30, 2012, the cost of investments for federal tax purposes was $171,523,825. The net unrealized appreciation of investments was $17,197,155. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,408,630 and net unrealized depreciation from investments for those securities having an excess of cost over value of $211,475.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under general supervision of the Trustees, certain factor may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
4

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
COP	—Certificate of Participation
CSD	—Central School District
EDRBs	—Economic Development Revenue Bonds
FGIC	—Financial Guaranty Insurance Company
FHLMC	—Federal Home Loan Mortgage Corporation
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
SFM	—Single Family Mortgage
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
5
Federated Pennsylvania Municipal Income Fund
Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.9%
		Pennsylvania—96.0%
$1,450,000		Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2023	$1,717,090
1,550,000		Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2024	1,815,081
3,555,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,245,950
2,000,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.34%), 5/1/2023	2,001,540
2,200,000		Allegheny County, PA Higher Education Building Authority, University Revenue Bonds (Series 2006A), 4.75% (Robert Morris University), 2/15/2026	2,235,178
1,000,000	[1,2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	942,690
1,385,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,459,624
3,000,000		Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.75% (United States Steel Corp.), 11/1/2024	3,209,670
810,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.125% (Residential Resources, Inc. Project), 9/1/2031	820,546
2,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00% (Original Issue Yield: 5.20%), 3/1/2026	2,358,720
1,715,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	2,091,065
2,250,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2035	2,460,172
1,845,000		Beaver County, PA Hospital Authority, Revenue Bonds (Series 2012), 5.00% (Heritage Valley Health System, Inc.), 5/15/2027	2,144,259
2,000,000		Berks County, PA Municipal Authority, Revenue Bonds (Series 2012A), 5.00% (Reading Hospital & Medical Center), 11/1/2040	2,278,500
3,000,000		Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70% (International Paper Co.), 3/1/2019	3,173,040
2,000,000		Bucks County, PA Water & Sewer Authority, Revenue Bond, 4.20% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 4.21%), 6/1/2020	2,216,700
1,000,000		Carlisle, PA Area School District, UT GO Bonds, 4.00% (FGIC and National Public Finance Guarantee Corporation INS), 3/1/2013	1,009,400
1,055,000		Catasauqua, PA Area School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 2/15/2031	1,152,725
2,320,000		Central Bradford Progress Authority, PA, Revenue Bonds, 5.00% (Guthrie Healthcare System, PA)/(Original Issue Yield: 5.10%), 12/1/2031	2,669,879
2,000,000		Centre County, PA Hospital Authority, Hospital Revenue Bonds (Series 2012B), 5.00% (Mount Nittany Medical Center), 11/15/2032	2,282,900
1,500,000		Centre County, PA Hospital Authority, Hospital Revenue Bonds, 6.25% (Mount Nittany Medical Center)/(United States Treasury PRF 11/15/2014@100)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 6.30%), 11/15/2044	1,669,740
2,000,000		Chester County, PA HEFA, Revenue Bonds (Series 2006), 5.00% (Devereux Foundation), 11/1/2031	2,095,480
2,000,000		Chester County, PA, UT GO Bonds, 5.00%, 7/15/2028	2,393,820
2,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00%, 12/1/2037	2,119,520
1,500,000		Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	1,725,060
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series 2011), 5.00%, 11/15/2030	2,465,860
2,355,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series 2012), 5.00%, 6/1/2022	3,060,322
5,075,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2009), 5.00%, 4/15/2023	6,266,102
4,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2010A), 5.00%, 5/1/2017	4,744,080
6,150,000		Commonwealth of Pennsylvania, UT GO Bonds (Series 2007A), 5.00%, 8/1/2023	7,287,750
1,000,000		Cumberland County, PA Municipal Authority, Refunding Revenue Bonds (Series 2012), 5.25% (Asbury Pennsylvania Obligated Group), 1/1/2041	1,038,380
1,000,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.125% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.40%), 1/1/2025	1,015,850
2,000,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran Social Ministries), 1/1/2036	2,082,300
3,500,000		Dauphin County, PA General Authority, Health System Revenue Bonds (Series 2012A), 5.00% (Pinnacle Health System), 6/1/2042	3,852,905
410,000		Delaware County, PA Authority, Revenue Bonds (Series 2012), 5.00% (Villanova University), 8/1/2020	507,974
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,350,000	Delaware River Port Authority, Revenue Bonds (Series 2010D), 5.00%, 1/1/2028	$2,762,660
2,000,000	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B), 5.60% (AMBAC INS), 7/1/2017	2,304,520
1,000,000	Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	1,164,260
1,500,000	Ephrata, PA Area School District, UT GO Bonds, 4.25% (FGIC and National Public Finance Guarantee Corporation INS), 4/15/2017	1,651,980
1,500,000	Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (UPMC Health System)/(CIFG Assurance NA INS), 11/1/2035	1,592,250
1,000,000	Erie, PA Higher Education Building Authority, Revenue Bonds (Series 2007 GG3), 5.00% (Gannon University)/(Radian Asset Assurance, Inc. INS), 5/1/2032	1,032,740
2,250,000	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2009A), 5.25% (Geisinger Health System), 6/1/2039	2,549,902
2,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	1,826,700
2,000,000	Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/(AMBAC INS), 11/1/2029	2,020,320
1,615,000	Johnstown, PA Redevelopment Authority, Revenue Bonds (Series A), 4.50% (Assured Guaranty Municipal Corp. INS), 8/15/2019	1,715,792
1,000,000	Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General Hospital)/(United States Treasury PRF 9/15/2013@100)/(Original Issue Yield: 5.63%), 3/15/2026	1,039,140
1,000,000	Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,134,130
1,000,000	Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan Hospital)/(Original Issue Yield: 5.92%), 11/15/2022	1,011,390
2,000,000	Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds, 5.25% (St. Luke's Hospital of Bethlehem)/(United States Treasury PRF 8/15/2013@100)/(Original Issue Yield: 5.42%), 8/15/2023	2,070,640
2,250,000	Lehigh County, PA General Purpose Authority, Revenue Bonds (Series 2005B), 5.00% (Lehigh Valley Health Network)/(Assured Guaranty Municipal Corp. INS), 7/1/2035	2,472,030
550,000	Luzerne County, PA IDA, Lease Revenue Bonds, 3.40% (Luzerne County, PA)/(Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 3.55%), 12/15/2013	567,000
500,000	Luzerne County, PA IDA, Lease Revenue Bonds, 3.55% (Luzerne County, PA)/(Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 3.70%), 12/15/2014	528,805
2,250,000	Lycoming County PA Authority, College Revenue Bonds (Series 2008), 5.50% (Pennsylvania College of Technology)/(Assured Guaranty Corp. INS), 10/1/2032	2,531,272
2,200,000	Lycoming County PA Authority, Revenue Bonds (Series A), 5.75% (Susquehanna Health System)/(Original Issue Yield: 5.90%), 7/1/2039	2,477,816
1,000,000	Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2012A), 5.00% (Pocono Medical Center), 1/1/2041	1,093,860
1,000,000	Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/(United States Treasury PRF 1/1/2014@100)/(Original Issue Yield: 6.17%), 1/1/2043	1,061,190
2,000,000	Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006FF1), 5.00% (Dickinson College)/(CIFG Assurance NA INS), 5/1/2031	2,208,500
1,100,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc), 11/15/2028	1,248,940
400,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc), 11/15/2029	447,184
1,000,000	New Wilmington, PA Municipal Authority, Revenue Bonds (Series 2007GG4), 5.125% (Westminster College)/(Radian Asset Assurance, Inc. INS), 5/1/2033	1,045,820
1,500,000	Northampton County, PA General Purpose Authority, Hospital Revenue Bonds (Series 2008A), 5.50% (St. Luke's Hospital of Bethlehem)/(Original Issue Yield: 5.60%), 8/15/2035	1,667,040
2,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	2,421,140
1,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2012A), 5.00% (Amtrak), 11/1/2041	1,113,240
3,000,000	Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.00% (PPL Electric Utilities Corp.), 10/1/2023	3,306,570
700,000	Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	700,700
1,000,000	Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance, Inc. INS), 12/1/2030	1,001,590
2,000,000	Pennsylvania EDFA, Revenue Bonds (Series 2010B), 5.00% (Aqua Pennsylvania, Inc.), 12/1/2043	2,284,240
1,000,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2014	1,075,730
1,000,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management, Inc.), 10/1/2027	1,058,260
2,000,000	Pennsylvania EDFA, Water Facilities Revenue Bonds (Series 2009B), 5.00% (Aqua Pennsylvania, Inc.), 11/15/2040	2,281,840
2,000,000	Pennsylvania EDFA, Water Facility Revenue Bonds (Series 2009), 6.20% (Pennsylvania American Water Co.), 4/1/2039	2,375,600
2,000,000	Pennsylvania HFA, SFM Revenue Bonds (Series 114C), 3.70%, 10/1/2042	2,016,460
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,500,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2009), 5.00%, 6/15/2022	$1,806,270
1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2018	1,216,380
1,020,000	Pennsylvania State Higher Education Facilities Authority, 5.125% (Gwynedd-Mercy College)/(Radian Asset Assurance, Inc. INS), 5/1/2032	1,075,325
1,000,000	Pennsylvania State Higher Education Facilities Authority, College Revenue Bonds (Series 2007), 5.00% (Bryn Mawr College)/(AMBAC INS), 12/1/2037	1,145,230
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2035	2,339,500
1,330,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25% (Clarion University Foundation, Inc.)/(Syncora Guarantee, Inc. INS), 7/1/2018	1,341,877
1,490,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25% (Dickinson College)/(United States Treasury PRF 11/1/2013@100)/(Radian Asset Assurance, Inc. INS), 11/1/2018	1,557,005
1,130,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006A), 5.00% (University of Scranton)/(Syncora Guarantee, Inc. INS), 11/1/2035	1,242,277
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006-FF2), 5.00% (Elizabethtown College)/(Radian Asset Assurance, Inc. INS), 12/15/2027	1,057,060
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008), 5.00% (University of the Sciences in Philadelphia)/(Assured Guaranty Corp. INS), 11/1/2032	2,314,800
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009), 5.00% (Carnegie Mellon University), 8/1/2021	1,818,075
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,215,110
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 200B), 5.50% (University of Pennsylvania Health System)/(Original Issue Yield: 5.65%), 8/15/2018	2,448,960
1,100,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010), 5.00% (Thomas Jefferson University), 3/1/2040	1,248,533
1,875,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System)/(Original Issue Yield: 5.10%), 5/15/2031	2,119,913
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2012), 5.00% (LaSalle University), 5/1/2042	1,125,660
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2012A), 5.00% (University of Pennsylvania Health System), 8/15/2042	1,716,990
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AL), 5.00% (State System of Higher Education, Commonwealth of PA), 6/15/2020	1,257,320
1,200,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series B), 4.00% (Thomas Jefferson University)/(AMBAC INS), 9/1/2013	1,227,096
1,250,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series EE-1), 5.00% (York College of Pennsylvania)/(Syncora Guarantee, Inc. INS), 11/1/2033	1,366,987
3,150,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028	3,305,452
750,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener University), 7/15/2039	776,430
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener University)/(Original Issue Yield: 5.42%), 7/15/2024	1,023,120
1,500,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series 2003A), 5.00% (California University of Pennsylvania)/(ACA Financial Guaranty Company INS)/(Original Issue Yield: 5.08%), 7/1/2023	1,466,205
2,000,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	2,071,360
5,740,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2006A), 5.00% (AMBAC INS), 12/1/2026	6,446,766
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), 5.00%, 12/1/2030	1,184,490
2,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009B), 5.125% (Original Issue Yield: 5.30%), 12/1/2040	2,258,560
2,440,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 5.50% (Original Issue Yield: 5.55%), 12/1/2041	2,926,829
2,000,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	2,514,780
1,500,000	Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029	1,656,015
3,000,000	Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2035	3,307,740
1,600,000	Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	1,632,576
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,000,000	Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2010D), 5.25%, 6/15/2028	$2,277,080
710,000	Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.625% (New Foundations Charter School), 12/15/2041	788,498
2,350,000	Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (AMBAC INS), 10/1/2037	2,484,021
2,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2011D), 5.00% (Children's Hospital of Philadelphia), 7/1/2028	2,408,160
1,670,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	1,832,641
1,250,000	Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student Housing Complex)/(ACA Financial Guaranty Company INS), 7/1/2019	1,262,963
1,000,000	Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student Housing Complex)/(ACA Financial Guaranty Company INS), 7/1/2023	1,006,640
3,000,000	Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	3,564,540
3,000,000	Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2028	3,658,170
750,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.33%), 1/1/2036	849,908
3,000,000	Philadelphia, PA, UT GO Bonds (Series 2008B), 7.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 7.25%), 7/15/2038	3,552,750
3,000,000	Philadelphia, PA, UT GO Refunding Bonds (Series 2009A), 5.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.20%), 8/1/2025	3,453,540
1,000,000	Pittsburgh, PA Urban Redevelopment Authority, Revenue Bonds (Series 2006C), 4.80% (GNMA COL), 4/1/2028	1,049,940
1,035,000	Pittsburgh, PA Urban Redevelopment Authority, Tax Allocation, 4.50% (Center Triangle), 5/1/2019	1,149,844
1,885,000	Pittsburgh, PA Water & Sewer Authority, Water & Sewer System Revenue Bonds, 5.00% (United States Treasury PRF 9/1/2015@100), 9/1/2024	2,112,180
3,000,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System Revenue Bonds (Series 2008 D-1), 5.00% (Assured Guaranty Municipal Corp. INS), 9/1/2025	3,416,670
2,455,000	Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.00%, 9/1/2025	2,959,576
3,000,000	Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.00%, 9/1/2026	3,597,510
2,165,000	Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%, 7/15/2027	2,306,006
1,500,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,723,695
1,000,000	Saxonburg, PA Area Authority, Sewer & Water Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 3/1/2030	1,093,830
1,000,000	South Fork Municipal Authority, PA, Hospital Revenue Bonds (Series 2010), 5.50% (Conemaugh Valley Memorial Hospital)/(Original Issue Yield: 5.72%), 7/1/2029	1,131,490
1,295,000	Southcentral PA, General Authority, Hospital Revenue Bonds, 5.00% (Hanover Hospital, Inc.)/(Radian Asset Assurance, Inc. INS), 12/1/2029	1,331,610
1,000,000	Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, 6/1/2028	1,183,700
1,000,000	Southeastern, PA Transportation Authority, Revenue Refunding Bonds (Series 2010), 5.00%, 3/1/2018	1,192,520
500,000	St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (Catholic Health East)/(Original Issue Yield: 5.15%), 11/15/2021	523,800
1,000,000	St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.375% (Catholic Health East)/(United States Treasury PRF 11/15/2014@100)/(Original Issue Yield: 5.42%), 11/15/2034	1,095,090
1,000,000	St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (Catholic Health East)/(United States Treasury PRF 11/15/2014@100), 11/15/2024	1,097,520
2,000,000	St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2012A), 5.00% (Catholic Health East), 11/15/2026	2,240,160
2,000,000	State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(Syncora Guarantee, Inc. INS), 3/15/2027	2,224,080
2,000,000	State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(Syncora Guarantee, Inc. INS), 3/15/2029	2,224,080
1,245,000	Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2021	1,265,966
1,000,000	Union County, PA Higher Educational Facilities Financing Authority, University Revenue Bonds (Series 2012A), 5.00% (Bucknell University), 4/1/2042	1,192,290
1,250,000	Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community Hospital)/(Radian Asset Assurance, Inc. INS), 8/1/2024	1,288,738
400,000	Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed In Treasuries COL), 12/15/2018	570,452
405,000	West View, PA Municipal Authority, SO Bonds, 9.50% (Escrowed In Treasuries COL), 11/15/2014	460,364
4

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,660,000	Westmoreland County, PA Municipal Authority, Municipal Service Refunding Revenue Bonds (Series 2006A), 5.00% (Assured Guaranty Municipal Corp. INS), 8/15/2028	$2,952,972
	TOTAL	275,204,808
	Puerto Rico—1.9%
1,750,000	Commonwealth of Puerto Rico, Public Improvement Refunding UT GO Bonds (Series 2012A), 5.50%, 7/1/2039	1,833,563
1,675,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien Revenue Bonds (Series 2012A), 5.125% (Original Issue Yield: 5.36%), 7/1/2037	1,713,776
2,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A), 5.00%, 7/1/2029	2,099,340
	TOTAL	5,646,679
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $258,352,860)	280,851,487
	SHORT-TERM MUNICIPALS—1.7%[3]
	Pennsylvania—1.7%
1,000,000	Beaver County, PA IDA, (Series 2006-B) Daily VRDNs (FirstEnergy Solutions Corp.)/(Citibank NA, New York LOC), 0.190%, 12/3/2012	1,000,000
1,000,000	Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.370%, 12/6/2012	1,000,000
2,800,000	Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 12/6/2012	2,800,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	4,800,000
	TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $263,152,860)[4]	285,651,487
	OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	1,068,136
	TOTAL NET ASSETS—100%	$286,719,623
Securities that are subject to the federal alternative minimum tax (AMT) represent 4.6% of the Fund's portfolio as calculated based upon total market value.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2012, this restricted security amounted to $942,690, which represented 0.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2012, this liquid restricted security amounted to $942,690, which represented 0.3% of total net assets.
3	Current rate and next reset date shown for Variable Rate Demand Notes.
4	At November 30, 2012, the cost of investments for federal tax purposes was $263,136,706. The net unrealized appreciation from investments was $22,514,781. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,735,814 and net unrealized depreciation from investments for those securities having an excess of cost over value of $221,033.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-Income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
5

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
6

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
EDFA	—Economic Development Finance Authority
FGIC	—Financial Guaranty Insurance Company
GNMA	—Government National Mortgage Association
GO	—General Obligation
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
SFM	—Single Family Mortgage
SO	—Special Obligation
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
7

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Income Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 22, 2013